Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS III
Prospectus Date	rr_ProspectusDate	Sep. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIIVictory Extended Market Index Fund
(formerly, USAA® Extended Market Index Fund)
Victory 500 Index Fund
(formerly, USAA® 500 Index Fund)Supplement dated September 29, 2023
		to the Prospectus dated September 1, 2023 (“Prospectus”)IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND POLICYThe Victory Portfolios III Board of Trustees approved changes to the investment objective and principal investment strategy for the Victory Extended Market Index Fund and changes to the principal investment strategy for the Victory 500 Index Fund. Effective on or about December 1, 2023 (the “Effective Date”), VettaFi LLC will administer, calculate, and publish the Victory Extended Market Index, the new index that the Victory Extended Market Index Fund seeks to track, and the Victory US Large Cap 500 Index, the index the Victory 500 Index Fund seeks to track.Accordingly, on the Effective Date, the Victory Extended Market Index Fund will revise its investment objective and principal investment strategy as described below.1.With respect to the Victory Extended Market Index Fund, the disclosure found under the “Investment Objective” section on page 1 of the Prospectus is deleted in its entirety and replaced with the following:The Victory Extended Market Index Fund (the “Fund”) seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Victory Extended Market Index (the “Index”).2.With respect to the Victory Extended Market Index Fund, the second paragraph found under the “Principal Investment Strategy” section on page 2 of the Prospectus is deleted in its entirety and replaced with the following:The Index is a market-cap weighted index consisting of the small- and mid-cap companies in the U.S. equity market. The Index consists of the securities within the VettaFi US Equity 3000 IndexSM (“Parent Index”) after eliminating the largest 500 companies. The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. The number of securities in the Index fluctuates and may be more or less than 2,500. As of August 31, 2023, the market capitalization range of the companies included in the Index was between $20 million and less than $15 billion. The size of companies in the Index changes with market conditions and the composition of the Index.3.With respect to the Victory Extended Market Index Fund, the average annual total return table found under the “Investment Performance” section on page 4 of the Prospectus is deleted in its entirety and replaced with the following:Average Annual Total Returns(For the Periods Ended December 31, 2022)1 Year5 Years10 YearsFUND SHARES Before Taxes-24.03%5.89%9.86%FUND SHARES After Taxes on Distributions-25.50%4.01%8.08%FUND SHARES After Taxes on Distributions and Sale of Fund Shares-13.19%4.66%7.88%IndicesVictory Extended Market Indexreflects no deduction for fees, expenses, or taxes-19.90%3.64%8.15%Wilshire 4500 Completion Indexreflects no deduction for fees, expenses, or taxes-23.86%6.20%10.62%Russell 3000® Indexreflects no deduction for fees, expenses, or taxes-19.21%8.79%12.13%1Effective December 1, 2023, the Fund’s benchmark index will change from the Wilshire 4500 Completion Index to the Victory Extended Market Index. The Fund believes that the new index, which tracks the parent index VettaFi US Equity 3000 Index, more closely reflects the Fund’s investment strategies.4.On the Effective Date, the Victory 500 Index Fund will revise its principal investment strategy as described below. The second paragraph found under the “Principal Investment Strategy” section on page 7 of the Prospectus is deleted in its entirety and replaced with the following:The Index is a market-cap weighted index that consists of the largest 500 companies within the VettaFi US Equity 3000 IndexSM (“Parent Index”). The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. In seeking to track the performance of the Index, the Fund attempts to allocate investments among stocks in approximately the same weightings as the Index, beginning with the stocks that make up the larger portion of the Index’s value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows. The Fund may exclude or remove any Index stock that it believes is illiquid or has been impaired by financial conditions or other extraordinary events.
Victory Extended Market Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIIVictory Extended Market Index Fund
(formerly, USAA® Extended Market Index Fund)
Victory 500 Index Fund
(formerly, USAA® 500 Index Fund)Supplement dated September 29, 2023
		to the Prospectus dated September 1, 2023 (“Prospectus”)IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND POLICYThe Victory Portfolios III Board of Trustees approved changes to the investment objective and principal investment strategy for the Victory Extended Market Index Fund and changes to the principal investment strategy for the Victory 500 Index Fund. Effective on or about December 1, 2023 (the “Effective Date”), VettaFi LLC will administer, calculate, and publish the Victory Extended Market Index, the new index that the Victory Extended Market Index Fund seeks to track, and the Victory US Large Cap 500 Index, the index the Victory 500 Index Fund seeks to track.Accordingly, on the Effective Date, the Victory Extended Market Index Fund will revise its investment objective and principal investment strategy as described below.1.With respect to the Victory Extended Market Index Fund, the disclosure found under the “Investment Objective” section on page 1 of the Prospectus is deleted in its entirety and replaced with the following:The Victory Extended Market Index Fund (the “Fund”) seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Victory Extended Market Index (the “Index”).2.With respect to the Victory Extended Market Index Fund, the second paragraph found under the “Principal Investment Strategy” section on page 2 of the Prospectus is deleted in its entirety and replaced with the following:The Index is a market-cap weighted index consisting of the small- and mid-cap companies in the U.S. equity market. The Index consists of the securities within the VettaFi US Equity 3000 IndexSM (“Parent Index”) after eliminating the largest 500 companies. The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. The number of securities in the Index fluctuates and may be more or less than 2,500. As of August 31, 2023, the market capitalization range of the companies included in the Index was between $20 million and less than $15 billion. The size of companies in the Index changes with market conditions and the composition of the Index.3.With respect to the Victory Extended Market Index Fund, the average annual total return table found under the “Investment Performance” section on page 4 of the Prospectus is deleted in its entirety and replaced with the following:Average Annual Total Returns(For the Periods Ended December 31, 2022)1 Year5 Years10 YearsFUND SHARES Before Taxes-24.03%5.89%9.86%FUND SHARES After Taxes on Distributions-25.50%4.01%8.08%FUND SHARES After Taxes on Distributions and Sale of Fund Shares-13.19%4.66%7.88%IndicesVictory Extended Market Indexreflects no deduction for fees, expenses, or taxes-19.90%3.64%8.15%Wilshire 4500 Completion Indexreflects no deduction for fees, expenses, or taxes-23.86%6.20%10.62%Russell 3000® Indexreflects no deduction for fees, expenses, or taxes-19.21%8.79%12.13%1Effective December 1, 2023, the Fund’s benchmark index will change from the Wilshire 4500 Completion Index to the Victory Extended Market Index. The Fund believes that the new index, which tracks the parent index VettaFi US Equity 3000 Index, more closely reflects the Fund’s investment strategies.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Victory Extended Market Index Fund (the “Fund”) seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Victory Extended Market Index (the “Index”).
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is a market-cap weighted index consisting of the small- and mid-cap companies in the U.S. equity market. The Index consists of the securities within the VettaFi US Equity 3000 IndexSM (“Parent Index”) after eliminating the largest 500 companies. The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. The number of securities in the Index fluctuates and may be more or less than 2,500. As of August 31, 2023, the market capitalization range of the companies included in the Index was between $20 million and less than $15 billion. The size of companies in the Index changes with market conditions and the composition of the Index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the Periods Ended December 31, 2022)
Victory Extended Market Index Fund | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.03%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	9.86%
Victory Extended Market Index Fund | After Taxes on Distributions | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.50%)
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	8.08%
Victory Extended Market Index Fund | After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.19%)
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	7.88%
Victory Extended Market Index Fund | Victory Extended Market Index reflects no deduction for fees, expenses, or taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.90%)	[1]
5 Years	rr_AverageAnnualReturnYear05	3.64%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.15%	[1]
Victory Extended Market Index Fund | Wilshire 4500 Completion Index reflects no deduction for fees, expenses, or taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(23.86%)
5 Years	rr_AverageAnnualReturnYear05	6.20%
10 Years	rr_AverageAnnualReturnYear10	10.62%
Victory Extended Market Index Fund | Russell 3000® Index reflects no deduction for fees, expenses, or taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
Victory 500 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	4.On the Effective Date, the Victory 500 Index Fund will revise its principal investment strategy as described below. The second paragraph found under the “Principal Investment Strategy” section on page 7 of the Prospectus is deleted in its entirety and replaced with the following:The Index is a market-cap weighted index that consists of the largest 500 companies within the VettaFi US Equity 3000 IndexSM (“Parent Index”). The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. In seeking to track the performance of the Index, the Fund attempts to allocate investments among stocks in approximately the same weightings as the Index, beginning with the stocks that make up the larger portion of the Index’s value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows. The Fund may exclude or remove any Index stock that it believes is illiquid or has been impaired by financial conditions or other extraordinary events.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is a market-cap weighted index that consists of the largest 500 companies within the VettaFi US Equity 3000 IndexSM (“Parent Index”). The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. In seeking to track the performance of the Index, the Fund attempts to allocate investments among stocks in approximately the same weightings as the Index, beginning with the stocks that make up the larger portion of the Index’s value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows. The Fund may exclude or remove any Index stock that it believes is illiquid or has been impaired by financial conditions or other extraordinary events.

[1]	Effective December 1, 2023, the Fund’s benchmark index will change from the Wilshire 4500 Completion Index to the Victory Extended Market Index. The Fund believes that the new index, which tracks the parent index VettaFi US Equity 3000 Index, more closely reflects the Fund’s investment strategies.